Investment in associated companies (Details)	0 Months Ended	12 Months Ended			0 Months Ended			0 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended			0 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended								12 Months Ended		0 Months Ended
	May 17, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 21, 2014 Seadrill Operating LP USD ($)	Jul. 21, 2014 Seadrill Operating LP	Jan. 02, 2014 Seadrill Operating LP	Dec. 30, 2014 Seadrill Mobile Units (Nigeria) Ltd USD ($)	Dec. 30, 2014 Seadrill Mobile Units (Nigeria) Ltd	Jan. 02, 2014 Seadrill Mobile Units (Nigeria) Ltd	Dec. 31, 2012 Varia Perdana USD ($)	Dec. 31, 2014 Varia Perdana USD ($)	Dec. 31, 2013 Varia Perdana USD ($)	Apr. 30, 2013 Varia Perdana	Dec. 31, 2012 Tioman USD ($)	Dec. 31, 2014 Tioman USD ($)	Dec. 31, 2013 Tioman USD ($)	Apr. 30, 2013 Tioman	Dec. 31, 2014 Archer USD ($)	Dec. 31, 2013 Archer USD ($)	Dec. 31, 2012 Archer USD ($)	Mar. 12, 2013 Asia Offshore Drilling	Dec. 31, 2012 Asia Offshore Drilling USD ($)	Dec. 31, 2014 Asia Offshore Drilling USD ($)	Dec. 31, 2013 Asia Offshore Drilling USD ($)	Dec. 31, 2011 Asia Offshore Drilling	Dec. 31, 2012 Sevan Drilling ASA USD ($)	Dec. 31, 2014 Sevan Drilling ASA USD ($)	Dec. 31, 2013 Sevan Drilling ASA USD ($)	Feb. 07, 2013 Sevan Drilling ASA	Dec. 31, 2014 Seabras Sapura Participacoes USD ($) vessel	Dec. 31, 2013 Seabras Sapura Participacoes USD ($)	Dec. 31, 2012 Seabras Sapura Participacoes USD ($)	Dec. 31, 2014 Seabras Sapura Holding USD ($) vessel	Dec. 31, 2013 Seabras Sapura Holding USD ($)	Dec. 31, 2012 Seabras Sapura Holding USD ($)	Dec. 31, 2014 Itaunas Drilling USD ($)	Dec. 31, 2013 Itaunas Drilling USD ($)	Dec. 31, 2012 Itaunas Drilling USD ($)	Dec. 31, 2014 Camburi Drilling USD ($)	Dec. 31, 2013 Camburi Drilling USD ($)	Dec. 31, 2012 Camburi Drilling USD ($)	Dec. 31, 2014 Sahy Drilling USD ($)	Dec. 31, 2013 Sahy Drilling USD ($)	Dec. 31, 2012 Sahy Drilling USD ($)	Dec. 31, 2014 Seadrill Partners LLC USD ($)	Dec. 31, 2013 Seadrill Partners LLC USD ($)		Dec. 31, 2012 Seadrill Partners LLC USD ($)		Dec. 31, 2013 Varia Perdana and Tioman Drilling USD ($)	Dec. 31, 2012 Varia Perdana and Tioman Drilling USD ($)	Feb. 08, 2013 Private Placement Archer USD ($)	Mar. 12, 2013 Private Placement Asia Offshore Drilling USD ($)	Jun. 27, 2013 Private Placement Sevan Drilling ASA NOK	Feb. 07, 2013 Private Placement Sevan Drilling ASA NOK	Feb. 08, 2013 Underwrite Placement Archer USD ($)	Dec. 31, 2014 Financial Guarantee Archer USD ($)	Jul. 31, 2013 Financial Guarantee Archer USD ($)	Feb. 08, 2013 Financial Guarantee Archer USD ($)	Dec. 31, 2014 Financial Guarantee Seabras Sapura Participacoes EUR (€)	Dec. 31, 2014 Financial Guarantee Seabras Sapura Holding USD ($)	Dec. 31, 2013 Financial Guarantee Seabras Sapura Holding USD ($)	Dec. 31, 2013 Financial Guarantee Archer Topaz Limited EUR (€)	Jul. 14, 2014 Financial Guarantee Archer Norge AS USD ($)	Feb. 05, 2014 Property Lease Guarantee Archer GBP (£)	Dec. 31, 2014 Seadrill Operating LP	Dec. 31, 2014 Sevan Drilling ASA	Jul. 02, 2013 Sevan Drilling ASA	Dec. 31, 2014 Seadrill Capricorn Holdings LLC	Dec. 31, 2014 SFL Deepwater Ltd	Jan. 02, 2014 SFL Deepwater Ltd	Dec. 31, 2014 Seadrill Mobile Units (Nigeria) Ltd	Jan. 02, 2014 Seadrill Mobile Units (Nigeria) Ltd	Dec. 31, 2014 Direct Ownership Interest Seadrill Partners LLC USD ($)	Dec. 31, 2013 Direct Ownership Interest Seadrill Partners LLC USD ($)	Dec. 31, 2014 Subordinated Units Seadrill Partners LLC USD ($)	Jan. 02, 2014 Subordinated Units Seadrill Partners LLC	Dec. 31, 2013 Subordinated Units Seadrill Partners LLC USD ($)	Dec. 31, 2014 Incentive Distribution Rights Seadrill Partners LLC USD ($)		Dec. 31, 2013 Incentive Distribution Rights Seadrill Partners LLC USD ($)		Feb. 20, 2013 Loans Payable Archer USD ($)	Feb. 12, 2014 ARGENTINA Payment Guarantee Archer USD ($)
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)						42.00%	70.00%		29.00%	39.00%	49.00%	0.00%	0.00%	49.00%	49.00%	0.00%	0.00%	49.00%	39.90%	39.90%	39.90%		66.20%			33.80%	28.50%			29.90%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%																						42.00%		50.10%	49.00%	39.00%	39.00%	29.00%	39.00%			18.00%	100.00%
Ownership percentage held by equity method investee (in hundredths)												51.00%				51.00%															50.00%			50.00%			70.00%			70.00%			70.00%
Dividends		$ 526,000,000	$ 15,000,000	$ 18,000,000																																															$ 15,000,000	$ 18,000,000
New shares issued by equity method investment																						13,200,000.0																															82,003,000		120,065,464	81,828,500	2,811,793
Consideration received from shares issued																																																					98,000,000	67,000,000			3,000,000
Debt, face amount																																																																																				43,000,000
Maximum additional potential future payment																																																											100,000,000	100,000,000	47,000,000	375,000,000	625,000,000	56,000,000
Guarantee fee percentage																																																										1.25%		1.25%				1.25%	1.25%
Maximum potential future payment		8,404,000,000	10,506,000,000																																																							250,000,000							20,000,000	25,900,000																			120,000,000
Per share price of shares issued (in NOK per share)																																																							3.9311	3.95
Ownership percentage																																																																				50.11%	50.10%
Number of pipelying vessels																															1			5
Number of pipelying vessels ordered																																		3
Equity method investment, percentage of investment sold						28.00%			10.00%
Proceeds from disposal of investments in associated companies	65,000,000	373,000,000	0	65,000,000	373,000,000			7,200,000
Share in results from associated companies (loss)/gain		89,000,000	(223,000,000)	(220,000,000)	(88,000,000)			400,000
Equity method investment, summarized financial information, equity excluding NCI																																														1,116,000,000
Equity method investment, summarized financial information, equity before noncontrolling interest																																														928,000,000
Equity method investment, summarized balance sheet information [Abstract]
Current assets		1,517,000,000	609,000,000																633,000,000	594,000,000											17,000,000	12,000,000		104,000,000	0		0	1,000,000		1,000,000	1,000,000		0	1,000,000		762,000,000
Non-current assets		8,336,000,000	2,064,000,000																1,171,000,000	1,201,000,000											194,000,000	129,000,000		690,000,000	219,000,000		187,000,000	161,000,000		336,000,000	199,000,000		173,000,000	155,000,000		5,585,000,000
Current liabilities		1,572,000,000	658,000,000																441,000,000	476,000,000											14,000,000	3,000,000		52,000,000	0		137,000,000	44,000,000		133,000,000	95,000,000		109,000,000	40,000,000		686,000,000
Non-current liabilities		5,591,000,000	1,317,000,000																817,000,000	684,000,000											149,000,000	112,000,000		730,000,000	219,000,000		42,000,000	108,000,000		183,000,000	91,000,000		53,000,000	103,000,000		3,617,000,000
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues		3,665,000,000	2,041,000,000	2,627,000,000							106,000,000				157,000,000				2,254,000,000	2,041,000,000	2,191,000,000		0				173,000,000				29,000,000	0	0	39,000,000	0		0	0		0	0		0	0	0	1,343,000,000
Net operating income		659,000,000	(440,000,000)	(217,000,000)							85,000,000				12,000,000				26,000,000	(438,000,000)	(322,000,000)		(2,000,000)				11,000,000				(6,000,000)	(2,000,000)	0	24,000,000	0		0	0		0	0		0	0	(1,000,000)	615,000,000
Net income		226,000,000	(521,000,000)	(302,000,000)							83,000,000				6,000,000				(96,000,000)	(519,000,000)	(375,000,000)		(2,000,000)				(12,000,000)				(6,000,000)	(1,000,000)	(1,000,000)	13,000,000	(1,000,000)		0	0		0	0		0	0	(1,000,000)	315,000,000
Equity method investment, equity information [Abstract]
Investment in associated companies		2,898,000,000	140,000,000																0	8,000,000											21,000,000	12,000,000		117,000,000	109,000,000		3,000,000	3,000,000		6,000,000	4,000,000		4,000,000	4,000,000
Investment in associated companies		2,898,000,000	140,000,000																																											2,809,000,000																													2,091,000,000	0	412,000,000		0	244,000,000	[1]	0	[1]
Equity method investment, quoted market value																			125,000,000
Equity in statutory accounts		$ 261,000,000	$ 277,000,000	$ 816,000,000							$ 105,000,000	$ 0	$ 0		$ 10,000,000	$ 0	$ 0		$ 218,000,000	$ 253,000,000	$ 370,000,000		$ 110,000,000	$ 0	$ 0		$ 189,000,000	$ 0	$ 0		$ 24,000,000	$ 13,000,000	$ 22,000,000	$ 6,000,000	$ 0	$ 0	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 6,000,000	$ 4,000,000	$ 4,000,000	$ 4,000,000	$ 4,000,000	$ 3,000,000		$ 0	[2]	$ 0	[2]

[1]	The Seadrill Partners - Seadrill Member Interest and IDR's are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11.
[2]	The Company's share of recorded equity for which it accounts under the equity method in the statutory accounts of Seadrill Partners consists of the non-controlling interest as well as a proportionate amount of equity before non-controlling interests based on the subordinated units which the company owns in Seadrill Partners. The equity attributable to non-controlling interest in Seadrill Partners as at December 31, 2014 of $1,116 million is all attributable to Seadrill's direct ownership interests in controlled subsidiaries of Seadrill Partners. Seadrill's holding in the subordinated units represents 18.0% of the limited partner interests in Seadrill Partners. Total equity before non-controlling interests within Seadrill Partners as at December 31, 2014 was $928 million.